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UNITED STATES	OMB Number: 3235-0456
SECURITIES AND EXCHANGE COMMISSION	Expires: March 31, 2021
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FORM 24F-2

Annual Notice of  Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:	VICTORY PORTFOLIOS II
		4900 Tiedeman Road, 4th Floor
		Brooklyn, Ohio 44144

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for
	all series and classes of securities of the issuer, check the box but do not list series or classes):		☒

3.	Investment Company Act File Number:	811-22696

	Securities Act File Number:	333-181176

4(a).	Last day of fiscal year for which this Form is filed:	June 30, 2020

4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of
	the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i) Aggregate sale price of securities sold during the fiscal
	year pursuant to section 24(f):			$1,610,258,357

	(ii) Aggregate price of securities redeemed or repurchased
	during the fiscal year:		$1,295,752,954

	(iii) Aggregate price of securities redeemed or repurchased
	during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to reduce
	registration fees payable to the Commission:		$0

	(iv) Total available redemption credits [add items 5(ii) and 5(iii)]:			$1,295,752,954

	(v) Net Sales - If item 5(i) is greater than item 5(iv)
	[subtract Item 5(iv) from Item 5(i) ]:			$314,505,403

	(vi) Redemption credits available for use in future years - if Item 5(i)		$0
	is less than Item 5 (iv) [subtract Item 5(iv) from Item 5(i)]:

	(vii) Multiplier for determining registration fee (See Instruction C.9):			0.0001298

	(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]		=	$40,822.80
	(enter "0" if no fee is due):

6.	Prepaid shares
	If the response to item 5(i) was determined by deducting an amount of securities that were
	registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997,
	then report the amount of securities (number of shares or other units) deducted here: __________.
	If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold
	at the end of the fiscal year for which this form is filed that are available for use by the issuer in future
	fiscal years, then state that number here: __________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):
			+	$0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

				$40,822.80

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

	Method of Delivery:
	☒	Wire Transfer
	☐	Mail or other means

	SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)*	/s/ Allan Shaer

	Allan Shaer Principal Financial Officer, Victory Portfolios II

	Date: September 22, 2020

* Please print the name and title of the signing officer below the signature.

SEC 2393 (6-02)